CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Current assets
Restricted cash of the Consolidated VIEs that can only be used to settle the obligations	$ 1,410,365	$ 1,549,574
Accounts receivable, allowance for credit losses	9,351	12,818
Prepaid expenses and other assets of the Consolidated VIEs that can only be used to settle the obligations	1,861,842	1,798,651
Loans receivable, allowance for credit losses	319,463	236,797
Loans receivable, net of allowance for credit losses	2,464,662	2,053,767
Non-current assets
Loans receivable, allowance for credit losses	2,105	2,022
Current liabilities
Accounts payable of the Consolidated VIEs without recourse to the primary beneficiaries	342,547	258,648
Accrued expenses and other payables of the Consolidated VIEs without recourse to the primary beneficiaries	1,834,807	1,396,613
Escrow payables and advances from customers of the Consolidated VIEs without recourse to the primary beneficiaries	2,199,464	1,862,325
Operating lease liabilities of the Consolidated VIEs without recourse to the primary beneficiaries	290,788	269,968
Deferred revenue of the Consolidated VIEs without recourse to the primary beneficiaries	1,208,892	1,535,083
Income tax payable of the Consolidated VIEs without recourse to the primary beneficiaries	223,638	176,598
Non-current liabilities
Accrued expenses and other payables of the Consolidated VIEs without recourse to the primary beneficiaries	79,257	87,072
Borrowings of the Consolidated VIEs without recourse to the primary beneficiaries	119,323	0
Operating lease liabilities of the Consolidated VIEs without recourse to the primary beneficiaries	789,514	756,818
Deferred revenue of the Consolidated VIEs without recourse to the primary beneficiaries	72,587	63,566
Unrecognized tax benefits of the Consolidated VIEs without recourse to the primary beneficiaries	6,107	107
Related Party [Member]
Current liabilities
Amounts due to related parties of the Consolidated VIEs without recourse to the primary beneficiaries	64,081	415
VIEs [Member]
Current assets
Restricted cash of the Consolidated VIEs that can only be used to settle the obligations	14,773
Prepaid expenses and other assets of the Consolidated VIEs that can only be used to settle the obligations	7
Loans receivable, net of allowance for credit losses	153,820
Current liabilities
Accounts payable of the Consolidated VIEs without recourse to the primary beneficiaries	7,612	18,699
Accrued expenses and other payables of the Consolidated VIEs without recourse to the primary beneficiaries	131,409	148,631
Escrow payables and advances from customers of the Consolidated VIEs without recourse to the primary beneficiaries	17,747	19,143
Operating lease liabilities of the Consolidated VIEs without recourse to the primary beneficiaries	6,416	5,250
Deferred revenue of the Consolidated VIEs without recourse to the primary beneficiaries	169,059	192,243
Income tax payable of the Consolidated VIEs without recourse to the primary beneficiaries	1,748	664
Non-current liabilities
Accrued expenses and other payables of the Consolidated VIEs without recourse to the primary beneficiaries	3,141	4,338
Borrowings of the Consolidated VIEs without recourse to the primary beneficiaries	119,323	0
Operating lease liabilities of the Consolidated VIEs without recourse to the primary beneficiaries	18,344	7,666
Deferred revenue of the Consolidated VIEs without recourse to the primary beneficiaries	16,658	23,886
Unrecognized tax benefits of the Consolidated VIEs without recourse to the primary beneficiaries	107	107
VIEs [Member] | Related Party [Member]
Current liabilities
Amounts due to related parties of the Consolidated VIEs without recourse to the primary beneficiaries	$ 15	$ 9
Class A Ordinary Shares [Member]
Shareholders' equity
Ordinary shares, par value (in dollars per share)	$ 0.0005	$ 0.0005
Ordinary shares, authorized (in shares)	14,800,000,000	14,800,000,000
Ordinary shares, Issued (in shares)	526,812,214	519,231,049
Ordinary shares, Outstanding (in shares)	526,812,214	519,231,049
Class B Ordinary Shares [Member]
Shareholders' equity
Ordinary shares, par value (in dollars per share)	$ 0.0005	$ 0.0005
Ordinary shares, authorized (in shares)	200,000,000	200,000,000
Ordinary shares, Issued (in shares)	45,527,793	45,527,793
Ordinary shares, Outstanding (in shares)	45,527,793	45,527,793